D. SECURITIES AVAILABLE FOR SALE (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
D. Securities Available For Sale Details Narrative
Gross realized gains	$ 140	$ 29	$ 381	$ 250
Sell of securities	14,178	3,187	35,400	11,463
Gross realized losses	0	$ 0	0	$ 0
Amortized cost	102,449		102,449
Fair value of pledged as collateral for public deposits	$ 104,857		$ 104,857